Document And Entity Information	Oct. 20, 2026
Document Information [Line Items]
Entity, Registrant Name	Banzai International, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 20, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39826
Entity, Tax Identification Number	85-3118980
Entity, Address, Address Line One	435 Eriksen Ave
Entity, Address, Address Line Two	Suite 250
Entity, Address, City or Town	Bainbridge Island
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001826011
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	PARA
Security Exchange Name	NASDAQ
RedeemableWarrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	PARAW
Security Exchange Name	NASDAQ